Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Fees	Total Payments
Total	$ 394,838	$ 961,569	$ 1,356,407
UNITED STATES
Total	394,838	961,569	1,356,407
UNITED STATES | Government of the United States of America
Total		686,740	686,740
UNITED STATES | Humboldt County
Total	154,156		154,156
UNITED STATES | State of Nevada
Total	$ 240,682	$ 274,829	$ 515,511